ANNUAL REPORT
DECEMBER 31, 1997




                           THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES



[TRAVELERS LIFE & ANNUITY LOGO]
     A MEMBER OF THE TRAVELERS GROUP

THE TRAVELERS INSURANCE COMPANY
THE TRAVELERS LIFE AND ANNUITY COMPANY
ONE TOWER SQUARE
HARTFORD, CT 06183

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 1997

ASSETS:
   Investments in eligible funds at market value:
     Greenwich Street Series Fund
       Equity Index Portfolio, 8,266 shares (cost $197,469) ....  $194,663
                                                                  --------

       Total Assets ............................................   194,663
                                                                  --------

LIABILITIES:
   Accrued liabilities .........................................        27
                                                                  --------

       Total Liabilities .......................................        27
                                                                  --------

NET ASSETS:                                                       $194,636
                                                                  ========

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
         For the period December 10, 1997 (date operations commenced)
                              to December 31, 1997

INVESTMENT INCOME:
   Dividends                                                               $ 4,500

EXPENSES:
   Insurance charges                                          $   106
   Equity protection fees                                          90
   Administrative fees                                             12
                                                              -------

     Total expenses                                                            208
                                                                           -------

       Net investment income                                                 4,292
                                                                           -------

REALIZED AND UNREALIZED LOSS ON
    INVESTMENTS:
   Realized loss from investment transactions:
     Proceeds from investments sold                               111
     Cost of investments sold                                     116
                                                              -------

       Net realized loss                                                        (5)

   Unrealized loss on investments:
     December 31, 1997                                                      (2,806)


         Net realized and unrealized loss                                   (2,811)
                                                                           -------

Net increase in net assets resulting from operations                       $ 1,481
                                                                           =======


                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS

        For the period December 10, 1997 (date operations commenced) to
                                December 31, 1997


OPERATIONS:
   Net investment income                                                $    4,292
   Net realized loss from investment transactions                               (5)
   Net unrealized loss on investments                                       (2,806)
                                                                         ---------

     Net increase in net assets resulting from operations                    1,481
                                                                         ---------

UNIT TRANSACTIONS:
   Participant purchase payments
     (applicable to 186,609 units)                                         193,155
                                                                         ---------

       Net increase in net assets resulting from unit transactions         193,155
                                                                         ---------

         Net increase in net assets                                        194,636

NET ASSETS:
   Beginning of period                                                          --
                                                                         ---------

   End of period                                                         $ 194,636
                                                                         =========


                       See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1.       SIGNIFICANT ACCOUNTING POLICIES

         The Travelers Fund BD III for Variable Annuities ("Fund BD III") is a separate account of The Travelers Insurance Company ("The Travelers"), an indirect wholly owned subsidiary of Travelers Group Inc., and is available for funding certain variable annuity contracts issued by The Travelers. Fund BD III is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

         Participant purchase payments applied to Fund BD III are invested in one or more eligible funds in accordance with the selection made by the contract owner. As of December 31, 1997, the eligible funds available under Fund BD III are: Cash Income Trust; Equity Index Portfolio of Greenwich Street Series Fund (both of which are managed by affiliates of The Travelers); Small Cap Index Fund and EAFE(R) Equity Index Fund of BT Insurance Funds Trust. All of the funds are Massachusetts business trusts. Not all funds may be available in all states or to all contract owners.

         The following is a summary of significant accounting policies consistently followed by Fund BD III in the preparation of its financial statements.

         SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

         SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date.

         FEDERAL INCOME TAXES. The operations of Fund BD III form a part of the total operations of The Travelers and are not taxed separately. The Travelers is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Fund BD III. Fund BD III is not taxed as a "regulated investment company" under Subchapter M of the Code.

         OTHER. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.       INVESTMENTS

         The aggregate costs of purchases and proceeds from sales of investments were $197,585 and $111 respectively, for the period ended December 31, 1997. Realized gains and losses from investment transactions are reported on an identified cost basis. The cost of investments in eligible funds was $197,469 at December 31, 1997. Gross unrealized depreciation for all investments at December 31, 1997 was $2,806.

3.       CONTRACT CHARGES

         Insurance charges are paid for the mortality and expense risks assumed by The Travelers. For contracts with a standard death benefit provision, these charges are equivalent to 1.25% of the average net assets of Fund BD III on an annual basis. For contracts with an enhanced death benefit provision, these charges are equivalent to 1.45% of the average net assets of Fund BD III on an annual basis.

         Administrative fees are paid for administrative expenses incurred by The Travelers. This charge is equivalent to 0.15% of the average net assets of Fund BD III on an annual basis.

         For contracts in the accumulation phase with a contract value less than $50,000, an annual charge of $30 (prorated for partial periods) is deducted from participant account balances and paid to The Travelers to cover contract administrative charges.

         No sales charge is deducted from participant purchase payments when they are received. However, The Travelers generally assesses a contingent deferred sales charge of up to 6% if a participant's purchase payment is surrendered within eight years of its payment date. No contingent deferred sales charges were assessed for the period December 10, 1997 (date operations commenced) to December 31, 1997.

         Participants in the Equity Index Portfolio may elect, at the time of purchase, to obtain a Principal Protection Feature. Under this feature, The Travelers will guarantee that the value of the contract after eight years will be at least equal to 115%, 100% or 90% of the purchase payment. The annual fee, which depends on the level of protection that is chosen, as well as market conditions, is equivalent to an amount of up to 2.00% of the participant's contract value. Additionally, participants who withdraw from this feature before the end of the eighth contact year will be subject to a withdrawal fee of up to 4% of the original purchase payment withdrawn. The Travelers received no withdrawal fees for the period ended December 31, 1997.

4.       NET CONTRACT OWNERS' EQUITY

                                                    DECEMBER 31, 1997
                                          --------------------------------------
                                          ACCUMULATION       UNIT          NET
                                              UNITS         VALUE         ASSETS
                                          ------------      -----         ------
GREENWICH STREET SERIES FUND
  EQUITY INDEX PORTFOLIO
   Standard Death Benefit
     1.10% Principal Protection Fee ..       143,274     $   1.043      $ 149,467
   Enhanced Death Benefit
     1.10% Principal Protection Fee ..        33,723         1.043         35,160
     1.50% Principal Protection Fee ..         9,612         1.041         10,009
                                                                        ---------

Net Contract Owners' Equity ..........                                  $ 194,636
                                                                        =========

                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Owners of Variable Annuity Contracts of
     The Travelers Fund BD III for Variable Annuities:


We have audited the accompanying statement of assets and liabilities of The Travelers Fund BD III for Variable Annuities as of December 31, 1997, and the related statement of operations and changes in net assets for the period December 10, 1997 (date operations commenced) to December 31, 1997. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of shares owned as of December 31, 1997, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Fund BD III for Variable Annuities as of December 31, 1997, the results of its operations and the changes in its net assets for the period December 10, 1997 (date operations commenced) to December 31, 1997, in conformity with generally accepted accounting principles.


COOPERS & LYBRAND L.L.P.


Hartford, Connecticut
February 19, 1998

                             Independent Accountants
                            COOPERS & LYBRAND L.L.P.
                              Hartford, Connecticut







This report is prepared for the general information of contract owners and is not an offer of shares of The Travelers Fund BD III for Variable Annuities or Fund BD III's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectuses for the Variable Annuity products offered by The Travelers Insurance Company and the Prospectuses of the underlying funds, which collectively contain all pertinent information, including the applicable sales commissions.



FNDBDIII (Annual) (12-97) Printed in U.S.A.